Life Insurance Policy, Cash Surrender Value (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 20, 2025	Dec. 20, 2024
Life Insurance Policy, Cash Surrender Value [Line Items]
Life insurance policy cash surrender value	$ 1,448,925	$ 1,390,388		$ 1,381,153
Kin Chiu Development Company Limited [Member]
Life Insurance Policy, Cash Surrender Value [Line Items]
Life insurance policy cash surrender value			$ 1,381,153